As filed with the Securities and Exchange Commission on August 31, 2010

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 15	☒

(Check appropriate box or boxes.)

Grail Advisors ETF Trust

(Exact name of registrant as specified in charter)

One Ferry Building

Suite 255

San Francisco, CA 94111

(Address of principal executive offices)

Registrant’s telephone number, including area code:  (415) 677-5870

With a copy to:
William M. Thomas
One Ferry Building	Stacy L. Fuller
Suite 255	K&L Gates LLP
San Francisco, CA 94111	1601 K Street, NW
(Name and address of agent for service)	Washington, DC 20006
Telephone: (202) 778-9475

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☒  immediately upon filing pursuant to paragraph (b)

☐  on                        pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on                        pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on                        pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus   August 31, 2010

Grail Advisors Actively Managed ETFs

Grail Western Asset Ultra Short Duration ETF (GWLQ)

This Prospectus provides important information about the ETF that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Grail Western Asset Ultra Short Duration ETF ("Shares") will be listed and traded on NYSE Arca, Inc. ("Exchange").

www.grailadvisors.com  1-415-677-5870

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated August 31, 2010 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

GRAIL WESTERN ASSET ULTRA SHORT DURATION ETF

INVESTMENT OBJECTIVE

Maximum current income, consistent with preservation of capital and daily liquidity

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.23%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses:(1)	0.19%
Total Annual Fund Operating Expenses:	0.42%
Expense Reduction/Reimbursement:(2)	(0.12)%
Total Annual Fund Operating Expenses after Expense Reduction/Reimbursement:	0.30%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.30% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least August 31, 2011. The expense cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$31	$123

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PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. The ETF does not have a portfolio turnover rate to report since it had not commenced operations as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The ETF invests, under normal circumstances, primarily in short-term, investment grade fixed income securities. The ETF will typically invest in money market securities and short-term debt securities, including U.S. treasuries and agencies, corporate and bank obligations, asset backed and mortgage backed instruments, commercial paper and other highly rated, short maturity securities. While the ETF may invest in securities of any maturity, under normal circumstances, the average duration of the portfolio is typically expected to be one year or less. Duration is a measure of the underlying portfolio's price sensitivity to changes in interest rates.

Western Asset Management Company ("Western Asset"), as the ETF's sub-adviser, employs an active, team-managed strategy and utilizes a top-down economic and interest rate outlook, combined with a bottom-up security selection process. When using a "top-down" approach, Western Asset looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, Western Asset identifies for investment optimal interest rates and maturities as well as certain sectors or industries within the overall market. Western Asset then looks at individual issuers within those sectors or industries to select securities for the investment portfolio. While many of the ETF's investments are expected to be held until maturity they may be sold depending on market conditions, opportunities and valuations. Western Asset may sell a security before maturity when it is necessary to do so to meet redemption requests. A security may also be sold if Western Asset believes the issuer is no longer as creditworthy, or in order to adjust the average duration of the ETF's investment portfolio (for example, to reflect changes in Western Asset's expectations concerning interest rates), or when Western Asset believes there is superior value in other market sectors or industries.

The ETF invests primarily in investment grade securities (Baa or higher by Moody's; BBB or higher by S&P) that are rated by at least one nationally recognized statistical rating organization rating that security (a "rating agency"), or if unrated, determined by Western Asset to be of comparable quality.

The ETF will invest in securities issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements for these obligations, mortgage-backed and other asset-backed securities, and obligations of U.S. and non-U.S. banks and other foreign private issuers. In addition, the ETF will invest in obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, and commercial paper, including asset-backed commercial paper. The ETF will only invest in U.S. dollar-denominated securities.

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PRINCIPAL RISKS

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer's financial health deteriorates, it may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond's credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. Western Asset does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if Western Asset determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that Western Asset may not accurately evaluate the security's comparative credit rating.

ETF Risk. The Shares may trade above or below their net asset value ("NAV"). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due to the fact that supply and demand forces at work in the secondary trading market for Shares are closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing, including investments in U.S. registered and U.S. dollar denominated notes (i.e., Yankees), carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for Western Asset to determine a company's financial condition.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer.

Management Risk. Securities selected by Western Asset for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF's investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. You may lose money on your investment in the ETF. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general economic and market conditions, regional or global instability, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF's returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. An ETF's investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF's net investment income.

Trading Risk. Although the Shares will be listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares

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on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

Because the ETF has only recently begun operations, performance information is not yet available. The ETF's past performance is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC is the investment manager for the ETF. Western Asset Management Company is the sub-adviser of the ETF.

PORTFOLIO MANAGERS

S. Kenneth Leech, Stephen A. Walsh, Martin R. Hanley and Kevin K. Kennedy have been portfolio managers for the ETF since inception. These portfolio managers work together with a broader investment management team on portfolio structure, duration weighting and term structure decisions.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called "Creation Units." Unlike mutual funds, Shares are not individually redeemable. Creation Units are issued and redeemed for cash and/or in-kind for securities. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or lesser than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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ADDITIONAL INFORMATION ABOUT THE ETF

HOW IS THE ETF DIFFERENT FROM INDEX-BASED ETFS?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF's sub-adviser has the discretion on a daily basis to choose securities for the ETF's portfolio consistent with the ETF's investment objective. The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of short-term fixed income securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then only for cash and/or an in-kind basket of securities.

Exchange Listing. Unlike mutual fund shares, Shares will be listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of the ETF's portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. The design of the Shares may provide for greater tax efficiency than mutual fund shares. Specifically, to the extent the ETF redeems Shares in-kind, ETF shareholders may be protected from certain adverse tax consequences associated with mutual fund shares due to the mutual fund's need to sell portfolio securities to obtain cash to meet such redemptions and, as necessary, recognize taxable gains in connection with such sales. By contrast, to the extent the ETF redeems Shares in-kind, as opposed to cash, the ETF's in-kind redemption mechanism would reduce, relative to a mutual fund, taxable gains resulting from redemptions. However, the ETF cannot predict to what extent, if any, it will redeem Shares in-kind rather than cash.

ADDITIONAL INFORMATION ABOUT THE ETF'S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF's investment practices and additional information about the ETF's risks and investments can be found in the ETF's SAI.

Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents. A larger percentage of such investments could adversely affect an ETF's investment results. An ETF may not achieve its investment objective using this type of investing.

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The ETF's portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF's website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF's policies and procedures with respect to the disclosure of the ETF's portfolio holdings is available in the ETF's SAI. Once investment operations commence, information about the premiums and discounts at which the ETF's shares have traded will be available at www.grailadvisors.com.

ETF MANAGEMENT

GRAIL ADVISORS, LLC

The Manager, a majority-owned subsidiary of Grail Partners, LLC, acts as the ETF's investment manager. The Manager is a Delaware limited liability company with its principal offices located at One Ferry Building, Suite 255, San Francisco, CA 94111. The Manager is responsible for overseeing the management of the ETF but does not oversee the day-to-day investment of the ETF's portfolio. The Manager oversees the business affairs of the ETF, provides or oversees the provision of all administrative and investment advisory services to the ETF and coordinates the investment activities of Western Asset. These services are provided under the terms of an Investment Management Agreement, effective for the ETF as of August 31, 2010 ("Investment Management Agreement"), between the Trust, on behalf of the ETF, and the Manager.

Pursuant to the Investment Management Agreement, the ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF's average daily net assets. From time to time, the Manager may waive all or a portion of its fee, and it has agreed to the Expense Cap shown in the fee table above; any such waiver would increase the ETF's performance. The Manager is responsible for compensating Western Asset out of the management fees it receives from the ETF. The Manager may, from time to time, at its own expense from its own resources, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

ETF	Management Fee
Grail Western Asset Ultra Short Duration ETF	0.23%

WESTERN ASSET MANAGEMENT COMPANY

Western Asset acts as sub-adviser of the ETF. Western Asset is registered as an investment adviser with the SEC and has offices at 385 East Colorado Boulevard, Pasadena, CA 91101 and 620 Eighth Avenue, New York, NY 10018. Western Asset began operations in 1971. As of June 30, 2010, Western Asset had more than 895 employees and managed 562 client relationships with $457.0 billion in assets under management. In addition to the services it provides the ETF, Western Asset offers its advisory services to institutional accounts, such as corporate pensions plans, mutual funds and endowments.

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Western Asset provides day-to-day portfolio management services to the ETF and has discretion to purchase and sell securities in accordance with the ETF's objectives, policies, and restrictions.

Western Asset has entered into an Investment Sub-Advisory Agreement between the Manager and Western Asset, dated August 31, 2010 ("Western Asset Subadvisory Agreement"), with respect to the ETF. Pursuant to the Western Asset Subadvisory Agreement, Western Asset receives fees from the Manager to provide the services described above. These fees are paid by the Manager out of the advisory fees it receives from the ETF; they are not separately paid by the ETF.

PORTFOLIO MANAGERS

The ETF is managed by the portfolio managers listed below, with the support of a broad team of portfolio managers, sector specialists and other investment professionals. The investment professionals involved in developing and implementing investment strategies for an account, such as the ETF, depend on the asset classes in which the account invests. Senior portfolio managers are responsible for the development of investment strategy and oversight for each account and coordination of other relevant investment team members. These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the ETF are S. Kenneth Leech, Stephen A. Walsh, Martin R. Hanley and Kevin K. Kennedy. All have been portfolio managers for the ETF since inception. All have been employed by Western Asset for more than five years.

The SAI provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and any ETF shares held by the portfolio managers.

THE WESTERN ASSET PORTFOLIO MANAGERS' PERFORMANCE INFORMATION

The following table contains performance information for Western Asset's US Enhanced Liquidity Composite (the "Composite"). The Composite represents composites of all fully discretionary, fee-paying accounts managed by Western Asset with substantially similar objectives, policies, strategies and risks to those of the ETF.

The performance information is limited and may not reflect performance in all economic cycles. The accounts in the Composite were not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies such as the ETF, including those under the Investment Company Act of 1940, as amended ("Investment Company Act"), and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected the performance of the accounts in the Composite. Further, none of the accounts in the Composite have operated as an ETF, and different performance results for the ETF are likely due to, among other things, anticipated differences between the cash positions of the ETF and the accounts in the Composite.

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The performance information below is presented after deduction of fees applicable to the accounts in the Composites, as described in the notes to the Composites, which vary from the ETF's estimated fees and expenses, as described in the ETF's fee table (see "Fees and Expenses" above).

For the Composite, annual return data is presented for each full calendar year for the last 10 years, and information for the current year is through June 30, 2010. Average annual total returns are presented for the one-year, three-year, five-year and ten-year periods through June 30, 2010, as well as the period from inception through June 30, 2010.

The performance information is not the historical performance of the ETF. Past performance is no guarantee of future results, and the past performance of the Composite is not indicative of the future performance of the ETF.

Performance Results (as of 6/30/10)	1 Year	3 Years	5 Years	10 Years	Inception (01/1/94)
Composite (Net)	0.58%	2.13%	3.08%	3.31%	4.18%
Benchmark*	0.98%	2.52%	3.17%	3.19%	3.99%

Annual Performance Results

Year End	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Composite (Net)	0.86%	2.67%	5.29%	4.82%	2.93%	1.36%	1.34%	2.96%	6.73%	7.22%
Benchmark*	0.38%	3.39%	5.58%	4.52%	2.58%	1.19%	1.39%	3.11%	5.54%	6.68%

* Benchmark: 2/3 Citigroup 3 Month T Bill; 1/3 Barclays Capital U.S. Government Bond Index 1-3 years

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Notes:

The Composite is valued monthly. The Composite returns are the asset-weighted average of the performance results of all the accounts in the Composite. Net of fee results are calculated using the highest tier structure of the composite fee schedule. The portfolios in the composites are all actual, fee-paying and performance fee-paying, fully discretionary accounts managed by Western Asset for at least one full month. Investment results shown are for taxable and tax-exempt accounts and include the reinvestment of all earnings. Any possible tax liabilities incurred by the taxable accounts have not been reflected in the net performance. Composite performance results are time-weighted net of trading commissions and other transaction costs including non-recoverable withholding taxes.

The Composite inception date is January 1994. Results are calculated using a time-weighted rate of return adjusted for cash flows. Prior to September 1, 2001, Western Asset revalued each account when an external cash flow equal to or greater than 10% occurred in an account. Monthly performance returns prior to and after the date of the cash flow were calculated and geometrically linked to derive a monthly performance return. Effective September 1, 2001, the cash flow threshold was changed to 5% of each account's market value. The decrease in the threshold was made to enhance the accuracy of the accounts' returns. Trade date accounting is used since inception and market values include interest income accrued on securities held within the accounts. Performance is calculated using asset values denominated in a base currency.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board's approval of the Investment Management Agreement and the Western Asset Subadvisory Agreement will be available in the ETF's first report to shareholders.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. ("Distributor"), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Bank of New York Mellon Corporation ("BNY Mellon"), One Wall Street, New York, New York 10286, is the administrator, fund accountant and transfer agent for the ETF.

BNY Mellon, One Wall Street, New York, New York 10286, is also the custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the ETF's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF.

BUYING AND SELLING ETF SHARES

Shares will be issued or redeemed by the ETF at NAV per Share only in Creation Units, which are likely to cost over a million dollars. Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about Transaction Fees imposed on such purchases and redemptions is not relevant to most retail investors.

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Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

The Shares will be listed on NYSE Arca, Inc. (the Exchange) under the following symbols:

ETF	Trading Symbol
Grail Western Asset Ultra Short Duration ETF	GWLQ

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, will be the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or "street name" through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF's Shares may differ from the ETF's daily NAV and can be affected by market forces of supply and demand for the ETF's Shares, the prices of the ETF's portfolio securities, economic conditions and other factors.

A market information provider intends to disseminate the approximate value of the ETF's portfolio every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV

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of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. Though the current number of Shares in a Creation Unit is 50,000, it may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the SEC.

Creation Units may be purchased in exchange for a "Fund Deposit." A Fund Deposit consists of (i) all cash (the "Cash Value"), (ii) a basket of certain in-kind securities and cash ("Partial Cash Value," and together with the in-kind securities, an "In-Kind/Cash Basket") or (iii) a basket of securities – known as the In-Kind Creation Basket – and a Balancing Amount, as described below. In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An "Authorized Participant" is a participant in the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See "Continuous Offering" below.

Cash Value. A Fund Deposit may consist solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Any such purchases will be subject to a variable charge, as explained below. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Deposit of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket. In lieu of depositing the Cash Value, the purchaser of a Creation Unit may make a Fund Deposit of an In-Kind/Cash Basket. The cash portion of such a Fund Deposit is known as the Partial Cash Value and will be subject to a variable charge, as explained below. With respect to Fund Deposits of In-Kind/Cash Baskets, the Partial Cash Value and the Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Creation Basket. In lieu of depositing the Cash Value or an In-Kind/Cash Basket, a Fund Deposit may consist of an In-Kind Creation Basket and a Balancing Amount, described below. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for such a Creation Unit purchase. The ETF reserves the right to accept a nonconforming or "custom" In-Kind Creation Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a "Balancing Amount" equal to the difference between

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the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day's Balancing Amount. With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Transaction Fee may be referred to collectively as the "Cash Component."

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed through a manual clearing process run by DTC. Fund Deposits of In-Kind Creation Baskets generally must be received by the Distributor prior to the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time) and Fund Deposits of In-Kind/Cash Baskets and Cash Values generally must be received one hour prior (with respect to each, the "Order Cut-Off Time") on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day. On days when the NYSE or the bond markets close earlier than normal (for example, the day before a holiday), the ETF may require purchase orders to be placed earlier in the day.

Transaction Fee on Purchases of Creation Units. The ETF may impose a "Transaction Fee" on purchases of Creation Units to be paid by the purchaser in cash. The Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

The Transaction Fee applied to purchases of Creation Units of the ETF includes two components – a standard fee and a variable charge:

	Transaction Fees
ETF	Standard Transaction Fee	Variable Charge
Grail Western Asset Ultra Short Duration ETF	$500	Up to 0.40%

The flat (or standard) Transaction Fee applies, regardless of the number of Creation Units purchased on a business day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time) and regardless of whether cash or securities are used to purchase the Creation Unit.

The Transaction Fee imposed in creation transactions of the ETF involving a Cash Value may also include a variable charge of up to 0.40% of the Cash Value. Similarly, the Transaction Fee imposed in creation transactions of the ETF involving an In-Kind/Cash Basket, including a Partial Cash Value, may include a variable charge of up to 0.40% of the Partial Cash Value.

Investors who, directly or indirectly, use the services of a broker or other such intermediary to compile the securities in the In-Kind Creation Basket or In-Kind/Cash Basket may pay additional fees for these services.

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REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares of the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant.

Creation Units generally may be redeemed in exchange for a "Fund Redemption." A Fund Redemption consists of (i) a Cash Value, (ii) a basket of in-kind securities and Partial Cash Value or (iii) a basket of securities – known as the In-Kind Redemption Basket – and Balancing Amount, in all instances equal to the value of a Creation Unit.

Cash Value. Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions will be subject to a variable charge, as explained above. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket. In lieu of receiving the Cash Value as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind/Cash Basket. The cash portion is known as the Partial Cash Value and will be subject to a variable charge, as explained above. With respect to Fund Redemptions consisting of an In-Kind/Cash Basket, the Partial Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Redemption Basket. In lieu of receiving the Cash Value or an In-Kind/Cash Basket as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind Redemption Basket and Balancing Amount, as described below. If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted may be assumed to be the In-Kind Redemption Basket, too. The ETF may honor a redemption request with a nonconforming or "custom" In-Kind Redemption Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Redemption Basket, a redeeming investor will receive from (or pay to) the ETF a Balancing Amount in cash, depending on whether the NAV of a Creation Unit is higher (or lower) than the value of the securities in the In-Kind Redemption Basket. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Transaction Fee. The Balancing Amount and the Transaction Fee may be referred to collectively as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be placed by or through an Authorized Participant and processed through DTC. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the Order Cut-Off Time on that date, unless the NYSE or the bond markets close early that day in which case the ETF may require redemption orders to be received earlier in the day, and if all other procedures set forth in the Participant Agreement are followed. As with purchase orders, the Order Cut-Off Time for redemption orders for In-Kind/Cash Baskets and Cash Values generally is one hour earlier than for an In-Kind Redemption Basket.

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Transaction Fee on Redemptions of Creation Units. The ETF may impose a Transaction Fee on redemptions of Creation Units to be paid by the redeeming investor in cash. The Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units. The amount of the Transaction Fee on redemptions is the same as that applied to creations. (See Transaction Fee on Purchases of Creation Units, page 15).

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF's discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended ("Securities Act"). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an "unsold allotment" within the

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meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF's Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF's trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to the ETF and increased transaction costs, which could negatively impact the ETF's ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF's Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes Transaction Fees on purchases and redemptions of ETF Shares, which may increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF's costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act. In addition, if the payment of management fees by the ETF is deemed to be indirect financing by the ETF of the distribution of Shares, such payment is authorized by the Plan.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the ETF.

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NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time; however, U.S. fixed income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that an early closing time is announced.

The ETF calculates its NAV per Share by:

• Taking the current market value of its total assets,

• Subtracting any liabilities, and

• Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

When calculating the NAV of the ETF's Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a third-party independent pricing service using the mean between the bid and ask price. Prices obtained from independent pricing services use various observable inputs including but not limited to pricing formulas, such as dividend discount models, option valuation formulas and discounted cash flow models that might be applicable. In some cases, the price of debt securities is determined using quotes obtained from brokers. Certain short-term debt instruments are valued on the basis of amortized cost.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith using methods approved by the Board. The ETF may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the ETF's pricing time but after the close of the primary markets or exchanges on which the security is traded. Intervening events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change), or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities – for example, if (1) trading in a security is halted and does not resume before the ETF's pricing time or if a security does not trade in the course of a day, and (2) the ETF holds enough of the security that its price could affect the ETF's NAV.

Fair-value prices are determined by the Valuation Committee, composed of representatives of Grail and Western Asset, according to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the ETF to calculate its NAV may differ from quoted or published prices for the same securities.

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ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.grailadvisors.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, and will include the ETF's holdings, the ETF's last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

The ETF publicly disseminates its full portfolio holdings each day the ETF is open for business through its website at www.grailadvisors.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify, respectively, the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Grail Advisors Actively Managed ETFs family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, DISTRIBUTIONS AND TAXES

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income to shareholders monthly. The ETF distributes its net capital gains, if any, annually. The ETF typically earns income dividends from its investments. These amounts, net of expenses, are passed along to ETF shareholders as "income dividend distributions." The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gains distributions."

You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether

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there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the same ETF purchased in the secondary market. Without this service, investors will receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares of the ETF will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the ETF.

ETF distributions and your sale of your Shares in the ETF will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an IRA.

TAXES ON DISTRIBUTIONS

Distributions of the ETF's "investment company taxable income" (which is, generally, ordinary income plus net short-term capital gains in excess of net long-term capital losses) will be taxable as ordinary income to the extent of the ETF's current or accumulated earnings and profits.

Distributions of the ETF's net capital gains (which are net long-term capital gains in excess of net short-term capital losses) that are properly designated by the ETF as "capital gain dividends" will be taxable to you as long-term capital gains at a maximum rate of 15% (20% after 2010) in the case of individuals, trusts or estates, regardless of your holding period in the ETF's Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF's earnings and profits first will reduce your adjusted tax basis in ETF Shares and, after the adjusted basis is reduced to zero, will constitute capital gains. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% for taxable years beginning on or before December 31, 2010, and 20% thereafter, if the distributions are attributable to Shares held by you for more than one year.

Distributions of the ETF's investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on "net investment income" beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Under a dividend reinvestment service, you may have the option that all cash distributions are automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution. The additional Shares will have a new holding period commencing on the day following the day on which the Shares are credited to your account.

A distribution will reduce the ETF's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

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If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the ETF's distributions of investment company taxable income will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. Although the withholding exemptions for "interest related dividends" and "short-term capital gain dividends" expired on January 1, 2010, it is possible that Congress will enact legislation extending these provisions, in which case distributions so designated would not be subject to U.S. federal withholding tax.

If you are a resident or a citizen of the United States, you may be subject to Federal back-up withholding (at a current rate of 28%) if you have not provided a taxpayer identification number or social security number and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such sale or disposition generally will be treated as long-term capital gain if you held the Shares for more than one year. Otherwise, it would be classified as short-term capital gain. However, any capital loss arising from the sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. All or a portion of any loss recognized upon a disposition of Shares may be disallowed under "wash sale" rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Beginning in 2013, any capital gains recognized from the sale or other dispositions of Shares will be subject to a 3.8% Medicare contribution tax on "net investment income" for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Component. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

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The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The ETF is newly organized and therefore has not yet had any operations as of the date of this Prospectus.

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GRAIL ADVISORS ACTIVELY MANAGED ETFS

If you would like more information about the ETF and the Grail Advisors ETF Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF will be in its annual and semi-annual report to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting the ETF's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, dated August 31, 2010, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 1-415-677-5870

Write: Grail Advisors ETF Trust
c/o Grail Advisors, LLC
One Ferry Building, Suite 255
San Francisco, CA 94111

Visit: www.grailadvisors.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

STATEMENT OF ADDITIONAL INFORMATION

GRAIL ADVISORS ETF TRUST

GRAIL WESTERN ASSET ULTRA SHORT DURATION ETF (GWLQ)

ONE FERRY BUILDING, SUITE 255, SAN FRANCISCO, CA 94111

PHONE: 1-415-677-5870

August 31, 2010

Shares of the Ultra Short Duration ETF will be listed and traded on NYSE Arca, Inc.

This SAI describes certain series of the Grail Advisors ETF Trust, which was formed on December 7, 2007.  The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of seven ETFs:  Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, Grail McDonnell Intermediate Municipal Bond ETF, Grail McDonnell Core Taxable Bond ETF and Grail Western Asset Ultra Short Duration ETF.  The Grail Western Asset Ultra Short Duration ETF is described in this SAI; the other ETFs are described in separate statements of additional information.

The ETF is an actively managed exchange-traded fund.  Grail Advisors, LLC serves as the Manager to the ETF.  The ETF is sub-advised by Western Asset Management Company.  The Manager allocates day-to-day portfolio management for the ETF to the sub-adviser, as discussed in the ETF’s prospectus.  ALPS Distributors, Inc. serves as the Distributor for the ETF.

Shares of the ETF are neither guaranteed nor insured by the U.S. Government.

This SAI, dated August 31, 2010 is not a prospectus.  It should be read in conjunction with the ETF’s Prospectus, dated August 31, 2010, which incorporates this SAI by reference.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 1-415-677-5870 or visiting www.grailadvisors.com.  An annual report for the ETF will be available in the same manner once the ETF has completed its first annual period.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.  The SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the ETF’s Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption), (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“Cash Value” means an amount of cash equal to the NAV of a Creation Unit used to purchase or redeem Creation Units solely for cash.  The Cash Value may be subject to a variable charge described below.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 50,000 Shares that the ETF issues and redeems on a continuous basis at NAV.  Shares will not be issued or redeemed except in Creation Units.

“Distributor” means ALPS Distributors, Inc.

“DTC” means the Depository Trust Company.

“ETF” means a series of the Trust discussed in this SAI: Grail Western Asset Ultra Short Duration ETF.

“Exchange” means the NYSE Arca, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund Deposit” means the Cash Value, In-Kind/Cash Basket and Partial Cash Value, or In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the ETF.

“Fund Redemption” means the Cash Value, In-Kind/Cash Basket and Partial Cash Value, or In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per-Share value of the ETF’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange or other information providers, known as the Intraday Indicative Value.

“In-Kind/ Cash Basket” means a basket of in-kind securities and cash (i.e., the Partial Cash Value) that may be used to purchase or redeem Creation Units.

“In-Kind Creation Basket” means the basket of securities that may be deposited to purchase Creation Units of the ETF.  The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to the ETF for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder may receive upon redemption of a Creation Unit.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Manager” means Grail Advisors, LLC.

“NAV” means the net asset value of the ETF.

“NYSE” means the New York Stock Exchange, Inc.

“Partial Cash Value” means the cash portion of an In-Kind/Cash Basket which, together with the in-kind securities, may be used to purchase or redeem Creation Units.  The Partial Cash Value may be subject to a variable charge described below.

“Prospectus” means the ETF’s prospectus, dated August 31, 2010, as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of the ETF.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units.  The Transaction Fee is comprised of a flat (or standard) fee and a variable fee.  For the ETF, the standard fee will generally be $500.  In addition, with respect to Creation Unit transactions composed wholly or partially of cash, the Transaction Fee may include a variable charge of up to 0.40% of the cash (portion of the) transaction.

“Trust” means the Grail Advisors ETF Trust, a Delaware statutory trust.

“Western Asset” means Western Asset Management Company.

TRUST AND ETFS OVERVIEW

The Trust is a Delaware statutory trust formed on December 7, 2007 and an open-end registered management investment company comprised of seven ETFs:  Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, Grail McDonnell Intermediate Municipal Bond ETF, Grail McDonnell Core Taxable Bond ETF and Grail Western Asset Ultra Short Duration ETF.  Grail American Beacon Large Cap Value ETF and Grail American Beacon International Equity ETF are discussed in a separate prospectus and SAI, each dated March 1, 2010.  RP Growth ETF and RP Focused Large Cap Growth ETF are discussed in a separate prospectus and SAI, each dated March 1, 2010.  Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF are discussed in a separate prospectus and statement of additional information, each dated December 31, 2009.  As of the date of this statement of additional information, Grail American Beacon International Equity ETF has not been opened for investment. Each of the ETFs, with the exception of RP Focused Large Cap Growth ETF, is a diversified, actively managed exchange-traded fund.  RP Focused Large Cap Growth ETF is a non-diversified, actively-managed exchange-traded fund.  Other ETFs may be added to the Trust in the future.  The offering of the Shares is registered under the 1933 Act.

The ETF offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities, together with the deposit of a specified cash payment, for an all cash payment or a combination of cash and securities.  Shares of the ETF will be listed and traded on the Exchange.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities.  Rather, the ETF issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares.  In the event of the liquidation of the ETF, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed.  Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities.  Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from the ETF and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Unlike index-based ETFs, the ETF is “actively managed” and does not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of the ETF will be listed and traded on the Exchange.  Shares will trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares).  As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the ETF will continue to be met.  The Exchange may, but is not required to, remove the Shares of the ETF from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the ETF, there are fewer than 50 beneficial owners of the Shares of the ETF for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of the ETF from listing and trading upon termination of the ETF.

The ETF is not sponsored, endorsed, sold or promoted by the Exchange.  The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the ETF to achieve their objectives.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the ETF.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the ETF’s portfolio securities.  Under the policy, portfolio holdings of the ETF, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting and news services, and through the website www.grailadvisors.com.  In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of trading on the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per-Share value of the ETF’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange, or by other information providers.  The IIV is based on the current market value of the ETF’s Fund Deposit.  The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the ETF at a particular point in time.  The IIV should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The ETF is not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Pursuant to the investment policies enumerated in this section, which may be changed with respect to the ETF only by a vote of the holders of a majority of the ETF’s outstanding voting securities, the ETF may not:

1.  Purchase or sell real estate limited partnership interests, provided, however, that the ETF may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.  Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the ETF from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.  Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the ETF may be deemed an underwriter under federal securities law.

4.  Lend any security or make any other loan except: (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of debt securities in accordance with the ETF’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5.  Issue any senior security except as otherwise permitted: (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.  Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including: (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7.  Regarding diversification, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the ETF’s total assets.

8.  Regarding concentration, invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry or group of industries provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

The following non-fundamental investment restrictions apply to the ETF and may be changed with respect to the ETF by a vote of a majority of the Board.

The ETF may not:

1.  Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2.  Purchase securities on margin or effect short sales, except that the ETF may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the ETF’s investments will not constitute a violation of such limitation.  Thus, the ETF may continue to hold a security even though it causes the ETF to exceed a percentage limitation because of fluctuation in the value of the ETF’s assets, except that any borrowing by the ETF that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.  With respect to the fundamental policy relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry.  The SEC staff has taken the position that investment of 25% or more of the ETF’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration.  It is possible that interpretations of concentration could change in the future.  The ETF that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry.  The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time.  The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations.  Accordingly, issuers of the foregoing securities will not be considered to be members of any industry.   There also will be no limit on investment in issuers domiciled in a single jurisdiction or country.  The policy also will be interpreted to give broad authority to the ETF as to how to classify issuers within or among industries.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective and principal strategies of, and risks of investing in, the ETF are described in the Prospectus.  Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the ETF may be changed without shareholder approval.

Credit Quality Standards:  When investing in fixed income securities, the ETF will maintain the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a nationally recognized statistical rating organization (“rating agency”), the sub-adviser will use the highest rating assigned by the rating agency to determine a security’s credit rating.  Commercial paper must be rated at least “A-1” or equivalent by a rating agency.  Corporate debt obligations, mortgage-backed and other asset-backed securities must be rated at least “(BBB/Baa)” or equivalent by a rating agency.  For securities that are not rated by a rating agency, Western Asset’s internal credit rating will apply and be subject to the equivalent rating minimums described here.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield.  The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.  A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction.  Dollar rolls are a type of forward commitment transaction.  Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction.  As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices.  Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.  When purchasing securities on a when-issued or forward commitment basis, a segregated or “earmarked” account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

To Be Announced Securities (“TBAs”)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, the ETF agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the ETF and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying mortgages until it issues the security.  TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the ETF.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock.  Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer.  Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Mortgage-Related and Other Asset-Backed Securities

The ETF may invest in mortgage- or other asset-backed securities.  Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.  Some of these securities are described in greater detail below.  The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.  Early repayment of principal on some mortgage-related securities may expose the ETF to a lower rate of return upon reinvestment of principal.  When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.  If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.  The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage Pass-Through Securities.  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase.  To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.  The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the ETF’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA.  GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”).  FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders.  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government.  FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but now the common stock is owned entirely by private stockholders.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship.  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs.  The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship.  However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act.  Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer.  Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership.  The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent.  The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers.  Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the ETF’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.  The ETF may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, its sub-adviser determines that the securities meet the ETF’s quality standards.  Securities issued by certain private organizations may not be readily marketable.  The ETF will not purchase mortgage-related securities or any other assets which in its sub-adviser’s opinion are illiquid if, as a result, more than 15% of the value of the ETF’s net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the ETF’s industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities.  The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA.  In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs).  A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes.  Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis.  CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments.  Actual maturity and average life will depend upon the pre-payment experience of the collateral.  In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds.  Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Series A, B, and C Bonds all bear current interest.  Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off.  When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently.  CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (SMBS).  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets.  In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the ETF may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.  In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act.  CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the ETF’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities.  Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals.  Acquiring ARMBSs permits the ETF to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based.  Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity.  In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the ETF can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested.  Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays.  Therefore, if current interest rates rise above such limits over the period of the limitation, the ETF, when holding an ARMBS, does not benefit from further increases in interest rates.  Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities.  In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities.  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the ETF’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the ETF may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations.  The ETF may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the ETF invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the ETF as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the ETF may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities.  Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables.  ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.  ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral.  The credit quality of an ABS transaction depends on the performance of the underlying assets.  To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk.  A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.  ABS also carry credit or default risk.  If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction.  Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk.  Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses.  These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator.  Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with the ETF’s investment objectives and policies, the sub-adviser also may invest in other types of asset-backed securities.

Warrants and Rights

The ETF may purchase or otherwise receive warrants or rights.  Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price.  The ETF typically uses warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below.  Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options.  Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options.  Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency.  In addition, the terms of warrants or rights may limit the ETF’s ability to exercise the warrants or rights at such time, or in such quantities, as the ETF would otherwise wish.

Repurchase Agreements

The ETF may enter into repurchase agreements with banks and broker-dealers.  A repurchase agreement is an agreement under which securities are acquired by the ETF from a securities dealer or bank subject to resale at an agreed upon price on a later date.  The acquiring ETF bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the ETF is delayed or prevented from exercising its rights to dispose of the collateral securities.  Such a default may subject the ETF to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the ETF seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.  However, the ETF’s sub-adviser attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

Reverse Repurchase Agreements

A reverse repurchase agreement is a transaction in which the ETF sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash.  At the same time, the ETF agrees to repurchase the instrument at an agreed-upon time (normally within seven days) and at a price that is greater than the price that the ETF received when it sold the instrument, representing the equivalent of an interest payment by the ETF for the use of the cash.

The ETF may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary emergency purposes.

Reverse repurchase agreements have the characteristics of borrowing and are a form of leverage.  As a result, the use of reverse repurchase agreements by the ETF may exaggerate any interim increase or decrease in the value of the ETF’s assets.

At the time the ETF enters into a reverse repurchase agreement, it will set aside cash or other appropriate liquid securities with a value at least equal to the ETF’s obligation under the agreements.  The ETF’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

Although a qualifying reverse repurchase agreement generally receives special treatment in the event of the bankruptcy or insolvency of one of the parties, there still may be delays and costs involved in the ETF’s excercising its rights under the agreement.

Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers.  Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.  When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate.  Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

Bank Obligations

Bank obligations include certificates of deposit, bankers’ acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  The ETF will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.  The ETF may invest in U.S. dollar-denominated bank obligations.

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  Debt securities may be acquired with warrants attached.  The ETF may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars.  Commercial paper consists of short-term promissory notes issued by corporations.  Commercial paper may be traded in the secondary market after its issuance.  Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the ETF.  The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate.  Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice.  Master notes are generally illiquid and therefore subject to the ETF’s percentage limitations for investments in illiquid securities.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations.  Moody’s describes securities rated Baa as “subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.”  S&P describes securities rated BBB as “regarded as having adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.”  For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity.  Fixed rate securities pay a specified rate of interest or dividends.  Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate.  Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.”  Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk.  Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates.  In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise.  Credit risk relates to the ability of an issuer to make payments of principal and interest.  Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income the ETF cannot be predicted with certainty.  The future income of the ETF if it invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Cash and Cash Items

The ETF may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the ETF’s investments.  These cash items may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.  The ETF may also use some of these securities as part of its investment program.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities.  Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies.  Different kinds of U.S. government securities and foreign government securities have different kinds of government support.  For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S.  Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.  Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not.  Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the ETF to enforce its rights against the foreign government.  As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. and foreign governments to tighten the availability of credit.  In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.  FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized.  It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.  Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate.  For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates.  Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, the ETF may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities.  Certificates of accrual and similar instruments may be more volatile than other government securities.

Municipal Securities

The ETF may invest in municipal securities.  Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.  Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans.  Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.  An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs.  Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the ETF holding the security may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of the ETF.

The ETF may invest in municipal lease obligations.  Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds.  State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.  Many leases and contracts include no appropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis.  Municipal lease obligations also may be subject to abatement risk.  For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

The ETF that invests in the municipal bond market is subject to certain risks.  The amount of public information available about the municipal bonds held by the ETF is generally less than that for corporate equities or bonds, and the investment performance of the ETF may therefore be more dependent on the analytical abilities of its sub-adviser.  The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the ETF’s ability to sell its bonds at attractive prices.  The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, the ETF could experience delays in collecting principal and interest and the ETF may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

Real Estate Investment Trusts and other Real Estate-Related Investments

The ETF may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry.  In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings.  Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate.  Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, environmental liability risks, changes in real estate values, changes in property taxes and operating expenses, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes.  The value of real estate also may be affected by changes in interest rates and social and economic trends.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies.  The ETF may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.  In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry.  REITs are also subject to the risk of poor performance by the REIT’s manager, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs, the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the Investment Company Act.  See “Taxes” below for a discussion of special tax considerations relating to the ETF’s investment in U.S. REITs.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

The ETF may invest up to 15% of its net assets in illiquid securities.  For this purpose, “illiquid securities” are securities that the ETF may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the ETF has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The ETF’s sub-adviser also may deem certain securities to be illiquid as a result of the sub-adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the sub-adviser’s ability to trade such securities for the account of any of its clients, including the ETF.  In some instances, these trading restrictions could continue in effect for a substantial period of time.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, the ETF will continue to designate these instruments as illiquid unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

Private Placements and Restricted Investments

Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale.  Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, the ETF could have difficulty selling them when its sub-adviser believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held.  Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.”  Securities purchased in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act, are restricted securities.  Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A).  Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.  The ETF may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.  The ETF may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act when selling its securities in a registered offering.  In such event, the ETF may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the ETF may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the ETF’s net asset value.  The judgment of the ETF’s sub-adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Not all restricted securities are necessarily deemed to be illiquid.  The ETF may invest in Rule 144A securities.  Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act.  This Rule permits certain qualified institutional buyers, such as the ETF, to trade in privately placed securities even though such securities are not registered under the 1933 Act.  The sub-adviser will consider whether securities purchased under Rule 144A are illiquid and thus subject to the ETF’s limitations on illiquid securities.  Determination of whether a Rule 144A security is liquid or not is a question of fact.  In making this determination, the sub-adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security, among other factors.  The sub-adviser will also monitor the liquidity of Rule 144A securities, and if, as a result of changed conditions, the sub-adviser determines that a Rule 144A security is no longer liquid, the sub-adviser will review the ETF’s holdings of illiquid securities to determine what, if any, action is required to comply with its limitations on investment of illiquid securities.  Investing in Rule 144A securities could increase the amount of the ETF’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Investments in Other Investment Companies or Other Pooled Investments

The ETF may invest in the securities of other investment companies to the extent permitted by law.  Subject to applicable regulatory requirements, the ETF may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs).  The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV.  Investing in another investment company exposes the ETF to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.  The ETF also may invest in private investment funds, vehicles, or structures.

MANAGEMENT

Board of Trustees and Officers

As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board.  The Board currently consists of three Trustees.

One of the Trustees is an officer and employee of the Manager.  This Trustee is an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act) of the Trust (an “Interested Trustee”).  The other Trustees are not interested persons of the Trust (the “Independent Trustees”).  Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Trust’s “fund complex” currently consists of the seven ETFs.  Each Trustee or officer may be contacted by writing to the Trustee or officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, California 94111.  The name, age, address and principal occupation of, and public directorships held by, each Trustee during the past five years is set forth below.

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Charles H. Salisbury, Jr. Age: 69	Trustee	Since 2009	Private investor.	7

Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Dennis G. Schmal Age: 63	Trustee	Since 2009	Self-employed consultant (since 2003).	7

Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).

INTERESTED TRUSTEES

William M. Thomas Age: 48	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	7	None

OFFICERS

Chester G. Chappell Age: 46	Secretary	Since 2008

Chief Operating Officer, Grail Advisors (since December 2009); Head of Distribution, Grail Advisors, LLC (May 2008 — November 2009); Vice President, National Sales Manager, Charles Schwab (2003-2008); Director, Asset Management Strategic Alliances, Charles Schwab (2000-2003).

				N/A	N/A

Bryan M. Hiser Age: 37	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital Advisors (1999-2007).	N/A	N/A

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Charles H. Salisbury, Jr.:  Mr. Salisbury has extensive experience in the investment management industry, including as a portfolio manager at a prominent investment manager, as well as service on multiple non-profit boards of directors.

Dennis G. Schmal:  Mr. Schmal has extensive experience in the investment management industry, including as a member of senior management of the investment company audit practice at a large public accounting firm, as well as service on multiple boards of directors overseeing public companies, registered investment companies and private funds.

William M. Thomas:  Mr. Thomas has extensive experience in the investment management industry, including as a member of senior (sales) management of a large on-line broker.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board.  To make this determination the Board considered a variety of criteria, none of which in isolation was controlling.  Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.  The Board also took into account the actual service and commitment of each Trustee during his tenure on the Board.

Board Structure

Mr. Thomas is considered to be an Interested Trustee and serves as Chairman of the Board.  The Chairman’s responsibilities include:  setting an agenda for each meeting of the Board; presiding at all meetings of the Board and all meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Manager and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority.  The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently.  Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.  In addition, the Independent Trustees have appointed a lead Independent Trustee, Mr. Schmal, to receive information from (and convey information to) management on behalf of the Independent Trustees and, when receiving information from management, disseminate it to the broader group of Independent Trustees, as necessary.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present.  The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances.  Based on such self-assessment, among other things, the Board believes that its current structure is appropriate.  As part of this self-assessment, the Board considered several factors, including the number of ETFs overseen by the Board, their investment objectives, the responsibilities entrusted to the Manager and other service providers with respect to the oversight of the day-to-day operations of the Trust and the ETFs.

The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Manager, the (primary) investment sub-advisers of the ETFs and the Trust’s other service providers.  As part of its oversight function, the Board monitors the advisers’ risk management, including, as applicable, their management of investment, compliance and operational risks, through the receipt of periodic reports and presentations.  The Board has not established a standing risk committee.  Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility.  To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports.  Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO.  The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them.  The Board expects all parties, including, but not limited to, the Manager, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee.  The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee.  Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each ETF’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each ETF’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each ETF’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended October 31, 2009, the Audit Committee met two times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted.  The Committee will generally not consider potential candidates for nomination identified by shareholders.  During the fiscal year ended October 31, 2009, the Nomination Committee did not meet.

The purposes of the Qualified Legal Compliance Committee are to:  (1) receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any Trustee, officer, director, employee, or agent of the Trust; (2) otherwise fulfill the responsibilities of a qualified legal compliance committee pursuant to Section 307 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder; and (3) perform such other duties as may be assigned to it, from time to time, by the Board.  During the fiscal year ended October 31, 2009, the Qualified Legal Compliance Committee did not meet.

Equity Ownership of Trustees.  The table below shows the dollar range of (i) Shares of the ETF discussed in this SAI, and (ii) shares of all ETFs in the Trust’s family of investment companies, owned by the Trustees as of June 30, 2010.  As of that date, the ETF discussed in this SAI had not issued any shares.

Name	Dollar Range of Equity Securities in the ETF*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Charles H. Salisbury, Jr.	$0	$50,001 - $100,000
Dennis G. Schmal	$0	$0
William M. Thomas	$0	$10,001 - $50,000

* The “Family of Investment Companies” currently consists of seven ETFs.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust.  The Trust pays each Independent Trustee $20,000 per year for attendance at meetings of the Board.  All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.  The Trust does not accrue pension or retirement benefits as part of the ETF’s expenses, and Trustees are not entitled to benefits upon retirement from the Board.  The Trust’s officers receive no compensation directly from the Trust.

The table below sets forth the total remuneration of Trustees and Officers of the Trust for the fiscal year ended October 31, 2009:

Name	Aggregate Compensation from ETF*	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees*
Charles H. Salisbury, Jr.	$0	None	None	$20,000
Dennis G. Schmal	$0	None	None	$20,000

*  The “Fund Complex” currently consists of seven ETFs.  The ETF had not commenced operations during the fiscal year ended October 31, 2009.  During the fiscal year ended October 31, 2009, another Independent Trustee, who resigned from the Trust effective August 1, 2010, also received compensation from the Fund Complex.

Codes of Ethics

The Trust, Manager, Western Asset and Distributor each have adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ETF (which may also be held by persons subject to a Code of Ethics).  There can be no assurance that the Codes of Ethics will be effective in preventing such activities.  The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the ETF.  The Manager and

Western Asset do not use inside information in making investment decisions on behalf of the ETF.  The Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Policies

The Board believes that the voting of proxies with respect to securities held by the ETF is an important element of the overall investment process.  In this regard, the Trust has adopted Proxy Voting Policies and Procedures (“Policies”) that delegate the responsibility for the voting of proxies on the ETF’s portfolio securities to their investment advisers.  Please see Appendix A for a copy of the Policies.

Although the voting of proxies for the fixed income investments held by the ETF is expected to be rare, proxy voting for the ETF has been delegated to Western Asset.  Western Asset’s proxy voting policies and procedures dictate the voting of proxies in the best interests of ETF shareholders and include procedures to address potential conflicts of interest.  These policies and procedures are summarized (or included in their entirety) in Appendix B.

Information on how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge, upon request, by calling 1-415-677-5870 and (2) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the ETF or acknowledges the existence of control.  As of August 31, 2010, the ETF could be deemed to be under the control of the Manager because it had voting authority with respect to 100% of the value of the outstanding interests in the ETF on such date.  As a result, the Manager could have the ability to approve or reject those matters submitted to the shareholders of the ETF for their approval, including changes to the ETF’s fundamental policies.  It is expected that, once the ETF commences investment operations, the Manager will not control the ETF.

INVESTMENT ADVISORY AND OTHER SERVICES

Manager

The Manager, Grail Advisors, LLC, oversees the performance of the ETF and arranges for transfer agency, custody and all other services necessary for the ETF to operate, but does not exercise day-to-day oversight over the ETF’s sub-adviser.  The Manager oversees the business affairs of the ETF, provides or oversees the provision of all administrative and investment advisory services to the ETF and coordinates the investment activities of Western Asset.  These services are provided under the terms of an Investment Management Agreement, effective for the ETF as of August 31, 2010 (“Investment Management Agreement”), between the Trust, on behalf of the ETF, and the Manager.

Pursuant to the Investment Management Agreement, the ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee, and it has agreed to the Expense Cap discussed below; any such waiver would increase the ETF’s performance.  The Manager is responsible for compensating Western Asset out of the management fees it receives from the ETF.

ETF	Management Fee
Grail Western Asset Ultra Short Duration ETF	0.23%

The Manager is a majority-owned subsidiary of Grail Partners, LLC.  Grail Partners, LLC is engaged in merchant banking activities and provides consultative services and capital to global investment management firms and financial services businesses.  Grail Partners, LLC is registered as a broker-dealer, but is not principally or otherwise engaged in securities dealing, market making, floor brokerage, exchange specialist activities, proprietary trading or similar securities-related activities.  The Manager is a registered investment adviser and is located at One Ferry Building, Suite 255, San Francisco, CA 94111.

Under the Investment Management Agreement, the Manager (or its affiliates) pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Manager or its affiliates.  The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager or Western Asset.  Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of Prospectuses, Prospectus supplements, SAIs, annual, semiannual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Manager or its affiliates; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees (as defined above); the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the net asset value per share of the ETF, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

The Manager has contractually agreed to reduce its fees and/or reimburse the ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of the ETF to 0.30%, of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least August 31, 2011.  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

The Investment Management Agreement with respect to the ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of the ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of the ETF’s shareholders, on 60 calendar days written notice to the Manager, and by the Manager on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

The Investment Management Agreement provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in that Agreement.  The Investment Management Agreement also provides that the Manager may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The ETF is newly organized and as of the date of this SAI has not yet incurred any management fees under the Investment Management Agreement.

The Manager may, from time to time, at its own expense from its own resources, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

Western Asset Management Company

Western Asset acts as sub-adviser of the ETF.

Western Asset provides day-to-day portfolio management services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions.

Western Asset has entered into an Investment Sub-Advisory Agreement between the Manager and Western Asset, dated August 31, 2010 (“Western Asset Subadvisory Agreement”), with respect to the ETF.  Pursuant to the Western Asset Subadvisory Agreement, Western Asset receives fees from the Manager to provide the services described above.  These fees are paid by the Manager out of the advisory fees it receives from the ETF; they are not separately paid by the ETF.  These fees are payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of the ETF’s average daily net assets.

ETF	Western Asset Subadvisory Fee
Grail Western Asset Ultra Short Duration ETF	0.115% or 50% of management fee, whichever is higher

The Western Asset Subadvisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the applicable ETF on no more than 60 days’ written notice to Western Asset, or by Western Asset upon 60 days’ written notice to the Trust.  The Western Asset Subadvisory Agreement with respect to the ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of the ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Western Asset Subadvisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The ETF is newly organized and as of the date of this SAI Western Asset has not yet received any management fees under the Western Asset Subadvisory Agreement.

Custodian

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as Custodian of the ETF’s assets.  As Custodian, BNY Mellon has agreed to: (1) make receipts and disbursements of money on behalf of the ETF, (2) collect and receive all income and other payments and distributions on account of the ETF’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the ETF concerning the ETF’s operations.  BNY Mellon does not exercise any supervisory function over the purchase and sale of securities.  Pursuant to the Custody Agreement between BNY Mellon and the Trust the Trust has agreed to pay an annual custody fee of .50 basis points on the first $1 billion of its gross adjusted assets, and .25 basis points on gross adjusted assets in excess of $1 billion, plus certain transaction charges and additional global custody fees.

Administrator, Fund Accountant and Transfer Agent

BNY Mellon, located at One Wall Street, New York, New York 10286 serves as Administrator, Fund Accountant and Transfer Agent to the ETF.  As administrator, BNY Mellon provides the ETF with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the ETF under federal and state securities laws.

As fund accountant and transfer agent, BNY Mellon has agreed to: (1) perform and facilitate purchases and redemptions of Creation Units of the ETF, (2) make dividend and other distributions on Shares of the ETF, (3) record the issuance of Shares and maintain records of outstanding Shares of the ETF, (4) maintain certain accounts, (5) make and transmit periodic reports to the ETF and its other service providers, and (6) otherwise perform the customary services of a transfer agent and dividend disbursing agent.  For the services to be provided by BNY Mellon to the ETF, the Trust has agreed to pay a $1,000 monthly ETF administration fee per ETF, a monthly transfer agency services fee of $1,000 per ETF (which minimum is reduced for the first two years from inception of the ETF), a fund accounting fee of  1.50 basis points on the first $1 billion of its gross adjusted assets, and 1.00 basis points on gross adjusted assets in excess of $1 billion, and a fund administration fee of 2.50 basis points on the first $1 billion of its gross adjusted assets, and 2.00 basis points on gross adjusted assets in excess of $1 billion, plus certain out-of-pocket expenses.  There is a minimum fund accounting and fund administration fee of $75,000 per ETF (which minimum is reduced for the first two years from inception of the ETF).

PORTFOLIO MANAGERS

Portfolio managers at Western Asset (the “Portfolio Managers”) may have responsibility for the day-to-day management of accounts other than the ETF.  Information regarding these other accounts has been provided by Western Asset and is set forth below.  The number of accounts and assets is shown as of May 31, 2010.  These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The table below identifies, for each named portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Name of	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts

Western Asset Management Company
Stephen A. Walsh	107 ($174.6 billion)	231 ($105.5 billion)	801 ($182.2 billion)	0	6 ($1.1 billion)	88 ($24.7 billion)
S. Kenneth Leech	107 ($174.6 billion)	231 ($105.5 billion)	801 ($182.2 billion)	0	6 ($1.1 billion)	88 ($24.7 billion)
Kevin K. Kennedy	17 ($118.4 billion)	4 ($8.8 billion)	29 ($6.4 billion)	0	0	0
Martin R. Hanley	8 ($104.1 billion)	4 ($8.8 billion)	29 ($6.4 billion)	0	0	0

Conflicts of Interest

As noted in the table above, the Portfolio Managers manage accounts other than the ETF.  This side-by-side management may present potential conflicts between a Portfolio Manager’s management of the ETF’s investments, on the one hand, and the investments of the other accounts, on the other hand.

Set forth below is a description, provided by Western Asset, of any other foreseeable material conflicts of interest that may arise from the concurrent management of ETF and other accounts.

Western Asset .  The Portfolio Managers may manage accounts other than the ETF, which may present potential conflicts between the ETF and those other accounts.  The management of multiple funds, including the ETF, and other accounts may require the Portfolio Manager to devote less than all of his or her time to the ETF, particularly if the ETF and other accounts have different objectives, benchmarks and time horizons.  The Portfolio Manager may also be required to allocate his or her investment ideas across multiple funds and accounts, including the ETF’s.  In addition, if the Portfolio Manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one ETF or other account, the ETF may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.

In addition, other accounts managed by the Portfolio Manager may have a higher advisory fee and/or performance-based fees which may provide a greater incentive to perform for those accounts than the ETF.  The policies of Western Asset, however, require that Portfolio Managers treat all accounts they manage equitably and fairly.

As noted above, Portfolio Managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging Western Asset).  The structure of a Portfolio Manager’s compensation may create an incentive for the Portfolio Manager to favor accounts whose performance has a greater impact on such compensation.  The Portfolio Manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a Portfolio Manager holds a larger personal investment in one fund or the ETF than he or she does in another, the Portfolio Manager may have an incentive to favor the fund or ETF in which he or she holds a larger stake.

In general, Western Asset has policies and procedures to address the various potential conflicts of interest described above.  The firm has policies and procedures designed to ensure that Portfolio Managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, the firm has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a Portfolio Manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation

The Portfolio Managers are compensated in various forms by Western Asset.  Following is a description provided by Western Asset regarding the structure of and criteria for determining the compensation of each Portfolio Manager:

Western Asset’s Portfolio Managers are offered compensation levels that are viewed as competitive within the investment industry and are reviewed with independent industry data to benchmark compensation.  The Portfolio Manager’s source of compensation is tied to the overall revenues of the firm.  Specifically, the components of compensation for the Portfolio Managers include:

Competitive base salary

Bonus pool which is not formula-driven but includes five subjective components

1.               Portfolio performance

2.               Client Satisfaction and Client retention

3.               New Assets

4.               Product Development

5.               Overall Firm earnings/performance

Quality benefits program

Company equity participation

Many of Western Asset’s professional personnel have equity ownership in Western Asset, which is typically purchased by such members.  Determination of eligibility for equity ownership is made by Western Asset’s Executive Committee, in conjunction with recommendations by certain other members of senior management.  The criteria for ownership centers around whether an individual is deemed to be a key employee who demonstrates leadership and vision in his or her area of responsibility and who is deemed to be an integral part of the growth and success of Western Asset’s business.  Other factors include tenure with Western Asset, as well as years of relevant professional experience.

Ownership of ETF

Because the ETF is newly organized, the Portfolio Managers do not own Shares of the ETF.  Once the ETF commence investment operations, the Portfolio Managers may purchase Shares of the ETF in the secondary market.  In addition, Western Asset, for its own account or for the accounts of its clients, may purchase Shares of the ETF in the secondary market.

PORTFOLIO TRANSACTIONS AND BROKERAGE

When executing portfolio transactions, Western Asset will place its own orders to execute securities transactions that are designed to implement the ETF’s investment objective and policies.  In placing such orders, Western Asset will seek the most favorable net price and execution under the circumstances consistent with its obligation under the Sub-Advisory Agreement.  In selecting  broker-dealers and in negotiating  prices on such transactions, Western Asset considers a number of factors, including but not limited to: the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; the quality of the execution, clearance and settlement services; financial stability of the broker-dealer, and the broker-dealer’s execution capabilities, including ability to locate bonds suitable for its inquiries.

In selecting broker-dealers to execute particular transactions, Western Asset is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the 1934 Act), provision of statistical quotations (including the quotations necessary to determine the ETF’s NAV), and other information provided to the ETF, and/or to Western Asset, as the case may be, provided, however, that Western Asset determines that it has received the best net price and execution available.  Western Asset is also authorized to cause the ETF to pay to a broker-dealer who provides such brokerage and research services a commission (as defined in SEC interpretations) in excess of the amount another broker-dealer would have charged for effecting the same transaction.  Western Asset must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which Western Asset exercises investment discretion.  Under these circumstances, Western Asset’s fees are not reduced by reason of receipt of such brokerage and research services.  However, the ETF does not allow Western Asset to enter into arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of ETF shares by those broker-dealers.

The ETF’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions.  High portfolio activity may increase the ETF’s transaction costs, including brokerage commissions, and result in a greater number of taxable transactions.

Because the ETF is newly organized, it has not incurred brokerage commissions or other transaction costs as of the date of this SAI.

THE DISTRIBUTOR

The Distributor is located at 1290 Broadway, Suite 1100, Denver, CO 80203.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in this SAI.  The Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor has no role in determining the investments or investment policies of the ETF.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”).  In accordance with its Plan, the ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by the ETF is deemed to be indirect financing by the ETF of the distribution of its shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Manager and other persons, including Western Asset, may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Manager and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the ETF.  The Manager may also make payments to certain market makers in the ETF’s Shares for providing bona fide consulting and educational services regarding the ETF.  The making of the types of payments described in this paragraph could create a conflict of interest for a financial intermediary or market maker receiving such payments.

The Plan was adopted in order to permit the implementation of the ETF’s method of distribution.  No fees are currently paid by any ETF under a Plan, however; and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the ETF.

Under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the ETF.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Legal Counsel

K&L Gates LLP, located at 1601 K Street NW, Washington, DC 20006, serves as legal counsel to the ETF.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company.  The Trust was organized on December 7, 2007 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series.  Currently, the Trust consists of seven actively managed series, although the Grail American Beacon International Equity ETF has not been opened for investment.  The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting.  Generally, there will not be annual meetings of Trust shareholders.  If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders.  Shareholders holding two-thirds of Shares outstanding of all ETFs may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable.  Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.  Shares have equal voting rights, except that in a matter affecting only a particular ETF, only Shares of that ETF may be entitled to vote on the matter.  The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the ETF may be individually redeemable.  The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors.  Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of the ETF.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust.  The Trust Instrument provides for indemnification out of the ETF’s property for all loss and expense of the ETF’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.  The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ETF itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If the ETF does not grow to a size to permit it to be economically viable, the ETF may cease operations.  In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC acts as securities depositary for Shares.  Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates generally will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, and FINRA.  Access to the DTC system is also available to “Indirect Participants” such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly.  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants).  Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form.  Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such beneficial owner holds its interests, to exercise any rights as a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners (acting through such DTC Participants) to take such action and would otherwise act upon the instructions of beneficial owners owning through them.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of beneficial owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or the nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or the nominee.  Payments by DTC Participants to Indirect Participants and beneficial owners of Shares (held through DTC Participants) are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.  DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

TRANSACTIONS IN CREATION UNITS

The ETF sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day.  No ETF will issue fractional Creation Units.

To purchase or redeem any Creation Units from the ETF, you must be, or transact through, an Authorized Participant.  In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the ETF’s Creation Units.

Transactions with respect to the ETF are expected to be effectuated using the DTC system outside the Clearing Process.  Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants.  Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.  Market disruptions and telephone or other communication failures may impede the transmission of orders.

Non-custom orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the ETF’s NAV that day.  However, orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day.  Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV.  Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the ETF’s NAV on that Business Day.  A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.  Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Transaction Fee

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay to the Trust a Transaction Fee as follows:

	Transaction Fees
ETF	Standard Transaction Fee	Variable Charge
Grail Western Asset Ultra Short Duration ETF	$500	Up to 0.40%

The Standard Transaction Fee (of $500) applies to orders effected through the DTC outside the Clearing Process on any business day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time) and regardless of whether cash or securities are used in the transaction. The Transaction Fee will be determined without regard to whether the in-kind securities tendered (or received) consist of those in the In-Kind Creation (or Redemption) Basket.  If a transaction involves a Cash Value, the Transaction Fee may also be subject to a variable charge of up to 0.40% of the Cash Value in addition to the Standard Transaction Fee.  Similarly, Fund Deposits consisting of an In-Kind/Cash Basket may be subject to a variable charge of up to 0.40% of the Partial Cash Value in addition to the Standard Transaction Fee.  With cash received from the variable charge, the Manager or Western Asset will purchase the necessary securities for the ETF’s portfolio.

The Manager, subject to the approval of the Board, may adjust the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets (and from) the account of the Trust.  Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Purchasing Creation Units

Fund Deposit.  Creation Units may be purchased in exchange for a “Fund Deposit.”  A Fund Deposit consists of (i) all cash (the “Cash Value”) (ii) a basket of in-kind securities and cash (“Partial Cash Value,” and together with the in-kind securities, an “In-Kind/Cash Basket”) or (iii) a basket of securities - known as the In-Kind Creation Basket and a Balancing Amount, as described below.  In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

Cash Value.  A Fund Deposits may consist solely of cash in an amount equal to the NAV of the Creation Units, which amount is referred to as the Cash Value and will be subject to a variable charge, as explained below.  BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.  With respect to any Fund Deposit of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket.  In lieu of depositing the Cash Value, the purchaser of a Creation Unit may make a Fund Deposit of an In-Kind/Cash Basket.  The cash portion of such a Fund Deposit is known as the Partial Cash Value and will be subject to a variable charge, as explained below.  With respect to Fund Deposits of In-Kind/Cash Baskets, the Partial Cash Value and the Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Creation Basket.  In lieu of depositing the Cash Value or an In-Kind/Cash Basket, a Fund Deposit may consist of an In-Kind Creation Basket and a Balancing Amount, described below.  BNY Mellon, in a portfolio composition file sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket (based on information about the ETF’s portfolio at the end of the previous Business Day).  The In-Kind Creation Basket is applicable for purchases of Creation Units of the ETF until such time as the next-announced In-Kind Creation Basket is made available.  The composition of the In-Kind Creation Basket may change, however, as, among other things, corporate actions and investment decisions by Western Asset are implemented for the ETF’s portfolio.  All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the ETF, and the ETF’s determination shall be final and binding.  In addition, the ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component.  In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.  BNY Mellon, through the NSCC, makes available on each Business Day, the estimated Balancing Amount, effective through and including the previous Business Day.  With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Transaction Fee may be referred to collectively as the “Cash Component.”

Order Cut-Off Time.  For an order involving a Creation Unit to be effectuated at the ETF’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”).  The Order Cut-Off Time for creation and redemption orders for the ETF are generally expected to be as follows:

ETF	In-Kind Creation or Redemption Basket	In-Kind/Cash Basket	Cash Value
Grail Western Asset Ultra Short Duration ETF	4:00 p.m. ET	3:00 p.m. ET	3:00 p.m. ET

In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time.  On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.  Persons placing or effectuating custom orders and/or orders involving an In-Kind/Cash Basket or Cash Value should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the third Business Day following the Transmittal Date for securities.

Placement of Creation Orders

All purchase orders must be placed by or through an Authorized Participant.  In-kind (portions of) purchase orders will be processed through a manual clearing process run by DTC.  Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system.  Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve Bank wire transfer system.

Orders “Outside” the Clearing Process.  Orders for the ETF will be made outside the Clearing Process.  In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).  Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process.  The Fund Deposit transfer must be ordered by the DTC Participant on the Business Day the order is placed (“Transmittal Date”) in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through the Federal Reserve System or DTC, as applicable, to the relevant Trust account.  The delivery of (corporate) securities through DTC must occur by 3:00 p.m., Eastern time, (the “DTC Cut-Off Time”) on the Settlement Date.  The delivery of (government) securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Settlement Date.  An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  If the Custodian does not receive the in-kind securities and Cash Component by the appointed time(s), such order may be canceled.  Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component.  The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Federal Reserve System.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system.  The Cash Component must be transferred in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Settlement Date.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least equal of 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”).  Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.  The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the ETF for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit at least equal to 105% of the daily marked to market value of the missing securities.  To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the ETF for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.  The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of the ETF if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of the ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the ETF; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Manager have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Manager make it practically impossible to process creation orders.  Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Redeeming Creation Units

Fund Redemptions.  ETF Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the ETF through the Transfer Agent and only on a Business Day.  Creation Units generally may be redeemed in exchange for a “Fund Redemption.”  A Fund Redemption consists of (i) a Cash Value (ii) a basket of in-kind securities and Partial Cash Value or (iii) a basket of securities — known as the In-Kind Redemption Basket — and Balancing Amount, in all instances equal to the value of a Creation Unit.

Cash Value.  Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value.  Such redemptions will be subject to a variable charge, as explained above.  BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.  With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket.  In lieu of receiving Cash Value as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind/Cash Basket.  The cash portion is known as the Partial Cash Value and will be subject to a variable charge, as explained above.  With respect to Fund Redemptions consisting of an In-Kind/Cash Basket, the Partial Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Redemption Basket.  In lieu of receiving the Cash Value or an In-Kind/Cash Basket as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind Redemption Basket.  If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted on NSCC may be assumed to be the In-Kind Redemption Basket, too.   BNY Mellon, in a portfolio composition file sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction).  The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

Balancing Amount and Cash Component.  Depending on whether the NAV of a Creation Unit is higher (or lower) than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will receive from (or pay to) the ETF a Balancing Amount in cash, which may be referred to as the Cash Redemption Amount.  If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Transaction Fee.  The Balancing Amount and the Transaction Fee may be referred to collectively as the Cash Component.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders

Redemptions must be placed to the Transfer Agent through an Authorized Participant.  In addition, redemption orders must be processed through the DTC process.

Placement of Redemption Orders “Outside” Clearing Process.  Orders for the ETF will be made outside the Clearing Process.  Orders to redeem Creation Units must be delivered through an Authorized Participant with the ability to transact through the Federal Reserve System.  Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Component by 3:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite Fund Redemption to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the ETF are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either: (i) the requisite number of Shares of the relevant ETF are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the ETF Shares of the relevant ETF are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the investor may request and/or the Trust may opt to redeem Shares wholly or partially in cash.  Redemptions effected partially in cash are treated as In-Kind/Cash Baskets and redemptions effected entirely in cash are considered to be for the Cash Value.  In connection with such redemptions, the investor will receive, respectively, securities and a cash payment or a cash payment equal in value to the NAV of the Shares being redeemed, based on the relevant ETF’s NAV next determined after the redemption request is received in proper form (minus a Transaction Fee (including variable charge) as described above.

Redemptions of Shares for the In-Kind Redemption Basket or In-Kind/Cash Basket will be subject to compliance with applicable federal and state securities laws and the ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in a basket upon redemptions or could not do so without first registering such securities under relevant laws.  In this regard, among other things, an Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket or In-Kind/Cash Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time.  The ETF’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

The following supplements the tax information contained in the Prospectus and is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of Shares of the ETF.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the ETF or to all categories of investors.  Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the ETF.  The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which is subject to change, possibly with retroactive effect.

Taxation of RICs

As a RIC, the ETF will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement.  To satisfy the minimum distribution requirement, the ETF generally must distribute to its shareholders at least 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss).  The ETF will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.  If the ETF fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the ETF’s current and accumulated earnings and profits.  In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction.  Although the ETF intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the ETF will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed.

Excise Tax

The ETF will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the ETF that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The ETF intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders

Dividends and other distributions by the ETF are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or capital gain distribution declared by the ETF in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the ETF not later than such December 31, provided such dividend is actually paid by the ETF during January of the following calendar year.

Distributions from the ETF’s investment company taxable income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the ETF through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

If, for any calendar year, the total distributions made exceed the ETF’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares.  The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011. The ETF will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction.

Recent legislation will impose, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Dividends and interest received by the ETF may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Sales of Shares

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of the ETF may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.  The Medicare contribution tax described above will apply to the sale of ETF Shares.

Backup Withholding

The ETF will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the ETF when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Taxation of Certain ETF Investments

Any market discount recognized by the ETF on a bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount.  Absent an election by the ETF to include the market discount in income as it accrues, gain on the ETF’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the ETF and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause the ETF to recognize taxable income prior to the receipt of cash, thereby requiring the ETF to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which the ETF invests, the ETF may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the ETF fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.  However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle.  The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by the ETF which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Taxation of Non-U.S. Shareholders

Except as described below, dividends paid by the ETF to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.  Non-U.S. shareholders may be required to make additional certifications, including information about direct and indirect U.S. owners of such shareholders, beginning in 2013 to avoid a 30% withholding tax that will apply to payments of ETF dividends and gross proceeds of ETF redemptions paid to non-U.S. shareholders.

For taxable years beginning before January 1, 2010, properly-designated dividends were generally exempt from United States federal withholding tax where they (i) were paid in respect of the ETF’s “qualified net interest income” (generally, the ETF’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the ETF is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) were paid in respect of a ETF’s “qualified short-term capital gains” (generally, the excess of the ETF’s net short-term capital gain over the ETF’s long-term capital loss for such taxable year). However, depending on its circumstances, the ETF could designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder needed to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form).  Although this provision has expired, legislation has been proposed under which this provision would be extended to taxable years beginning before January 1, 2011; this extension, if enacted, would be applied retroactively.

FINANCIAL STATEMENTS

The ETF is newly organized and therefore has not yet had any operations as of the date of this SAI.

Appendix A

Proxy Voting Policies and Procedures for the Trust

GRAIL ADVISORS ETF TRUST

Proxy Voting Policies and Procedures

Grail Advisors ETF Trust (the “Trust”) has adopted these Proxy Voting Policies and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Funds are managed by Grail Advisors, LLC (“Manager”).  The Manager may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic issuers consistent with these Policies.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund.  The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.  For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of the Trust, Fund and Fund shareholders.

I.             Delegation of Proxy Voting to Sub-advisers

Each of the Funds whose portfolio is managed by a sub-adviser (“Sub-Adviser”) shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the Sub-Adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  For securities in the portfolio of a Fund that is managed by more than one Sub-Adviser, each Sub-Adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, except that, to the extent such a Fund has a primary Sub-Adviser (“Primary Sub-Adviser,” and with respect to each Fund a subset of the Fund’s Sub-Advisers), the securities of the Fund may be voted pursuant to the policies and procedures adopted by the Primary Sub-Adviser in conformance with the Advisers Act or, with respect to the various Sub-Advisers’ portions of the Fund’s portfolio, pursuant to each Sub-Adviser’s proxy voting policies and procedures, as adopted in conformance with the Advisers Act.

Except as noted below, the Trust Policy with respect to a Fund shall be the same as that adopted by the Primary Sub-Adviser or Sub-Adviser, as applicable, with respect to voting proxies held by its clients (the “Sub-Adviser Policy”).  Each Sub-Adviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy.

II.            Material Conflicts of Interest

If (i) a Sub-Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund and (b) the Fund’s investment advisers (including Sub-Advisers), principal underwriter, or any of their affiliated persons, and (ii) the Sub-Adviser does not propose to vote on the particular issue in the manner prescribed by its Sub-Adviser Policy, then the Sub-Adviser will follow the material conflict of interest procedures set forth in its Sub-Adviser Policy when voting such proxies.

If a Sub-Adviser Policy provides that in the case of a material conflict of interest between Fund shareholders and another party, the Sub-Adviser will ask the Board of Trustees of the Trust (“Board”) to provide voting instructions, the Sub-Adviser, in its discretion, shall vote the proxies as recommended by an independent third party or according to its own proxy voting policy, or the Sub-Adviser shall abstain from voting the proxies altogether.

III.          Securities Lending Program

Certain of the Funds may participate in a securities lending program through a lending agent.  When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  Where a Sub-Adviser determines, however, that a proxy vote may be material to the Fund or Trust, the Sub-Adviser should request that the Trust recall the security for the purposes of the Sub-Adviser voting the security.

IV.                               Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and of each Sub-Adviser Policy.  In lieu of including a summary of policy, the Trust may include the policies in full.

V.                                    Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number.  The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI.          Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX.  The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

VII.         Manager, Sub-Adviser and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to Fund portfolio securities to the Fund’s Sub-Adviser(s), as set forth above.  Consistent with this delegation, each Sub-Adviser is responsible for the following:

1)             Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the Sub-Adviser votes portfolio securities in the best interest of shareholders of the Fund owning the portfolio securities voted.

2)             Providing the Manager, through a Primary Sub-Adviser, as applicable, with a quarterly certification indicating that the Sub-Adviser did vote proxies of the Fund in a manner consistent with the Sub-Adviser Policy.  If the Sub-Adviser voted any proxies in a manner inconsistent with the Sub-Adviser Policy, the Sub-Adviser will promptly provide the Manager with a report detailing the exceptions prior to the end of the quarter in which the exceptions occurred.

3)             Providing the Manager, through a Primary Sub-Adviser, as applicable, with a copy and description of the Sub-Adviser Policy prior to being approved by the Board as a Sub-Adviser for the Fund, accompanied by a certification that represents that the Sub-Adviser Policy has been adopted in conformity with Rule 206(4)-6 under the Advisers Act.  Thereafter, providing the Manager with notice of any amendment or revision to the Sub-Adviser Policy or with a description thereof.

4)             The Manager is required to report all material changes to a Sub-Adviser Policy quarterly to the Board.

5)             The annual written compliance report of the Trust’s Chief Compliance Officer (“CCO”) to the Board will contain a summary of the material changes to each Sub-Adviser Policy during the period covered by the report.

VIII.                     Review Responsibilities

The Trust may retain a proxy voting service (“Proxy Voting Service”) to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The Manager or, where applicable, a Primary Sub-Adviser will review the Funds’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

1)             Receive a file with the proxy voting information directly from the Sub-Adviser, as applicable, on a quarterly basis.

2)             Select a sample of proxy votes from the files submitted and examine them against the Proxy Voting Service files for accuracy of the votes.

To the extent that a Primary Sub-Adviser takes responsibility for reviewing a Fund’s voting records pursuant to this paragraph, the Primary Sub-Adviser will report the results of its review to the Manager.  The Trust will deliver instructions to shareholders on how to access proxy voting information in the Trust’s semi-annual and annual shareholder reports.

IX.          Proxy Voting Service Responsibilities

Aggregation of Votes:

The Proxy Voting Service’s proxy disclosure system will collect Fund-specific voting records, including votes cast by multiple Sub-Advisers or third party voting services.

Reporting:

The Proxy Voting Service’s proxy disclosure system will provide the following reporting features:

1)             multiple report export options;

2)             report customization by Fund, account, portfolio manager, security, etc.; and

3)             account details available for vote auditing.

X.            Form N-PX Preparation and Filing

Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC.  The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to the Trust for review and approval prior to filing with the SEC.  Upon the approval of the Trust and Fund Administrator, the Proxy Voting Service will file Form N-PX for each twelve-month period ended June 30.  The filing for each year will be made with the SEC on or before August 31 of that year.

XI.          Recordkeeping

Records of all votes will be maintained by Proxy Voting Service.  Documentation of all votes for the Trust will be maintained by the Manager and/or the Proxy Voting Service. Such documentation will include the recommendations of the Sub-Advisers along with pertinent supporting comments and letters, the Trust Policy, any additional information gathered by the Manager, minutes from any meeting at which the Board considered a proxy voting matter, the conclusion of the Board and the Trust’s final vote.

Adopted: March 18, 2009

Appendix B

Proxy Voting Policies and Procedures for Western Asset

Summary of Proxy Voting Policy

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a. Proxies are reviewed to determine accounts impacted.

b. Impacted accounts are checked to confirm Western Asset voting authority.

c. Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e. Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f. Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a. A copy of Western Asset’s policies and procedures.

b. Copies of proxy statements received regarding client securities.

c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d. Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e. A proxy log including:

1. Issuer name;

2. Exchange ticker symbol of the issuer’s shares to be voted;

3. Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4. A brief identification of the matter voted on;

5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6. Whether a vote was cast on the matter;

7. A record of how the vote was cast; and

8. Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2. Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.                                        Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.              Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d. Votes are cast on a case-by-case basis in contested elections of directors.

2.     Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.     Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a. Western Asset votes for proposals relating to the authorization of additional common stock.

b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c. Western Asset votes for proposals authorizing share repurchase programs.

4.              Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.              Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.              Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a. Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.                                   Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.                              Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.                               Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers — i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

RETIREMENT ACCOUNTS

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

Appendix C

Description Of Securities Ratings

A.	Long-Term Ratings

1.

Moody’s Investors Service — Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws Affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.

Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa

An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa

An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a

An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa

An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b

An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term. programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note

Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)                                  (1)           Certificate of Trust dated December 7, 2007 is incorporated by reference from Registrant’s initial registration statement filed on December 14, 2007

(2)           Certificate of Amendment to Certificate of Trust dated March 25, 2008 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Certificate of Amendment to Certificate of Trust dated January 12, 2009 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Trust Instrument is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(b)                                 By-laws of Registrant is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(c)           Not applicable

(d)                                 (1)           Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Large Cap Value ETF and International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(2)           Form of Primary Investment Sub-Advisory Agreement between Grail Advisors, LLC and American Beacon Advisors, Inc. with respect to the Large Cap Value ETF and International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(3)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(4)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(5)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(6)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Lazard Asset Management LLC with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(7)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Templeton Investment Counsel, LLC with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(8)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and The Boston Company Asset Management with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(9)           Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(10)         Form of Primary Investment Sub-Advisory Agreement between Grail Advisors, LLC and RiverPark Advisors, LLC with respect to the RP Focused Large Cap Growth ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(11)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and RiverPark Advisors, LLC with respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(12)         Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. with respect to the RP Focused Large Cap Growth ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(13)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(14)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and McDonnell Investment Management, LLC with respect to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(15)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail Western Asset Ultra Short Duration ETF (filed herewith)

(16)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and Western Asset Management Company with respect to the Grail Western Asset Ultra Short Duration ETF (filed herewith)

(17)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail DoubleLine Emerging Markets Fixed Income ETF*

(18)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and DoubleLine Capital LP with respect to the Grail DoubleLine Emerging Markets Fixed Income ETF*

(e)                                  (1)           Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Amendment No. 1 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 3 to Registrant’s registration statement filed on October 5, 2009.

(3)           Form of Amendment No. 2 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(4)           Form of Amendment No. 3 to Distribution Agreement between Registrant and ALPS Distributors, Inc. (filed herewith)

(5)           Form of Amendment No. 4 to Distribution Agreement between Registrant and ALPS Distributors, Inc.*

(f)                                    Not applicable

(g)                                 (1)           Form of Custody Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Amended and Restated Schedule II to the Custody Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(3)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(4)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail Western Asset Ultra Short Duration ETF (filed herewith)

(5)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail DoubleLine Emerging Markets Fixed Income ETF*

(h)                                 (1)           Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Fee Schedule for Custody, Accounting, Administration and Transfer Agency Agreements is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Form of Participant Agreement is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5)           Expense Limitation Agreement for Large Cap Growth ETF and International Equity ETF is incorporated by reference from Post-Effective Amendment No. 8 to Registrant’s registration statement filed on February 26, 2010

(6)           Expense Limitation Agreement for RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 8 to Registrant’s registration statement filed on February 26, 2010

(7)           Form of Amendment to Fund Administration and Accounting Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(8)           Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(9)           Expense Limit Agreement for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(10)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(11)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(12)         Form of Participant Agreement for fixed income ETFs is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(13)         Expense Limit Agreement for Grail Western Asset Ultra Short Duration ETF (filed herewith)

(14)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail Western Asset Ultra Short Duration ETF (filed herewith)

(15)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail Western Asset Ultra Short Duration ETF (filed herewith)

(16)         Expense Limit Agreement for Grail DoubleLine Emerging Markets Fixed Income ETF*

(17)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail DoubleLine Emerging Markets Fixed Income ETF*

(18)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail DoubleLine Emerging Markets Fixed Income ETF*

(i)                                     Opinion and consent of K&L Gates LLP (filed herewith)

(j)                                     Consent of Independent Registered Public Accounting Firm (not applicable)

(k)                                  Not applicable

(l)                                     Form of Initial Capital Agreement is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(m)                               Form of Distribution and Service Plan is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(n)                                 Not applicable

(o)                                 Not applicable

(p)                                 (1)           Amended Code of Ethics of Registrant is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(2)           Code of Ethics of Grail Advisors, LLC is incorporated by reference from Post-Effective Amendment No. 9 to Registrant’s registration statement filed on May 17, 2010

(3)           Code of Ethics of American Beacon Advisors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Code of Ethics of Distributor is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5)           Code of Ethics of Brandywine Global Investment Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(6)           Code of Ethics of Hotchkis and Wiley Capital Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(7)           Code of Ethics of Metropolitan West Capital Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(8)           Code of Ethics of Lazard Asset Management LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(9)           Code of Ethics of Templeton Investment Counsel, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(10)         Code of Ethics of The Boston Company Asset Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(11)         Code of Ethics of RiverPark Advisors, LLC is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(12)         Code of Ethics of Wedgewood Partners, Inc. is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(13)         Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(14)         Code of Ethics of Western Asset Management Company (filed herewith)

(15)         Code of Ethics of DoubleLine Capital LP*

*  To be filed by amendment

Item 29.  Persons Controlled by or Under Common Control with the Fund

None.

Item 30.  Indemnification

Article IX of the Registrant’s Trust Instrument provides for indemnification of certain persons acting on behalf of the Registrant.  Article IX, Section 2 provides as follows:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)            every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)           as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)           in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Numbered Paragraph 6.A. of the Management Agreements with Grail Advisors, LLC provide that:

Manager.  Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement.  Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Numbered Paragraph 6 of the Primary Investment Sub-Advisory Agreements and the Investment Sub-Advisory Agreements with each Sub-Adviser provides substantially to the effect that:

A.            Sub-Adviser.  Sub-Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Sub-Adviser’s undertaking to do so that, except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither Sub-Adviser nor any of its officers, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of Sub-Adviser or its Affiliates for, and Sub-Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by Sub-Adviser Indemnitees (as defined below) for use therein.

The assets of the Fund will be maintained in the custody of a custodian (who shall be identified by the Manager in writing).  Sub-Adviser will not have custody of any securities, cash or other assets of the Fund and will not be liable for any loss resulting from any act or omission of the custodian other than acts or omissions arising in reliance on instructions of Sub-Adviser.

B.            Manager and Trust.  Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by Sub-Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless Sub-Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

Grail Advisors, LLC serves as investment manager to the ETFs and provides investment supervisory services. Information as to the officers and directors of Grail Advisors, LLC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No 801-69967) and is incorporated herein by reference.

American Beacon Advisors, Inc. serves as primary sub-adviser to the Large Cap Value and International Equity ETFs and provides investment supervisory services.  Information as to the officers and directors of American Beacon Advisors, Inc. is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-29198) and is incorporated herein by reference.

RiverPark Advisors, LLC serves as primary sub-adviser to the RP Focused Large Cap Growth ETF and sub-adviser to the RP Growth ETF, RP Technology ETF and RP Financials ETF.  Information as to the officers and directors of RiverPark Advisors, LLC is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

McDonnell Investment Management, LLC serves as sub-adviser to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.  Information as to the officers and directors of McDonnell Investment Management, LLC is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

Western Asset Management Company serves as sub-adviser to the Grail Western Asset Ultra Short Duration ETF. Information as to the officers and directors of Western Asset Management Company is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

DoubleLine Capital LP serves as sub-adviser to the Grail DoubleLine Emerging Markets Fixed Income ETF. Information as to the officers and directors of DoubleLine Capital LP is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

The sub-advisers listed below also provide investment advisory services to the ETFs:

Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112

Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394

The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108

Wedgewood Partners, Inc., 9909 Clayton Road, Suite 103, St. Louis, Missouri 63124.

Information as to the officers and directors of each of the above sub-advisers is included in that adviser’s current Form ADV filed with the SEC and is incorporated by reference herein.

Item 32.  Principal Underwriters

(a)  ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds,  ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust,  Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap

SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

Richard Hetzer	Executive Vice President	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Robert Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, General Counsel, Secretary	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director — Investments	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b)  Manager; (c) Primary Sub-advisers; (d) Investment Sub-Advisers; (e) Principal Underwriter; (f) Administrator/ Fund Accountant/ Transfer Agent and (g) Custodian. The address of each is as follows:

(a)           Registrant

c/o Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

(b)           Manager

Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

(c)           Primary Sub-advisers

American Beacon Advisors, Inc.

4151 Amon Carter Boulevard

Fort Worth, TX 76155

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, NY 10019

McDonnell Investment Management, LLC

1515 W. 22nd Street, 11th Floor

Oak Brook, IL 60523

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

DoubleLine Capital LP

333 South Grand Avenue, 18th Floor

Los Angeles, CA 90071

(d)           Investment Sub-advisers

see the addresses listed in Item 31 above.

(e)          Principal Underwriter

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(f)            Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Item 34.  Management Services

Not Applicable.

Item 35.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 31st day of August 2010.

Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ William M. Thomas		Trustee and Principal Executive Officer	August 31, 2010

William M. Thomas

/s/ Bryan M. Hiser		Principal Financial Officer	August 31, 2010

Bryan M. Hiser

/s/ Charles H. Salisbury*		Trustee	August 31, 2010

Charles H. Salisbury

/s/ Dennis G. Schmal*		Trustee	August 31, 2010

Dennis G. Schmal

* By:	/s/ Kurt Decko

Pursuant to Power of Attorney

Index to Exhibits

(d)(15)	Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail Western Asset Ultra Short Duration ETF
(d)(16)	Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and Western Asset Management Company with respect to the Grail Western Asset Ultra Short Duration ETF
(e)(4)	Form of Amendment No. 3 to Distribution Agreement between Registrant and ALPS Distributors, Inc.
(g)(4)	Form of Amended and Restated Schedule II to the Custody Agreement adding Grail Western Asset Ultra Short Duration ETF
(h)(13)	Expense Limit Agreement for Grail Western Asset Ultra Short Duration ETF
(h)(14)	Form of Amendment to Fund Administration and Accounting Agreement adding Grail Western Asset Ultra Short Duration ETF
(h)(15)	Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail Western Asset Ultra Short Duration ETF*
(i)	Opinion and Consent of K&L Gates LLP
(p)(14)	Code of Ethics of Western Asset Management Company*